SHARE BASED COMPENSATION (2006 Share Incentive Plan, Summary of Restricted Share Units Activity) (Details) (2006 Share Incentive Plan [Member], Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2014 Years	Dec. 31, 2013 Years	Dec. 31, 2012 Years
2006 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
RSUs
Outstanding, beginning balance	1,582,828	967,274	0
Granted	1,031,384	956,526	1,055,940
Exercised	(440,142)	(235,882)	0
Forfeited	(147,822)	(105,090)	(88,666)
Cancelled	0	0	0
Outstanding, ending balance	2,026,248	1,582,828	967,274
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in US dollars per share)	$ 13.2558	$ 13.4510	$ 0
Granted (in US dollars per share)	$ 15.1410	$ 13.0755	$ 13.4705
Exercised (in US dollars per share)	$ 13.2732	$ 13.4599	$ 0
Forfeited (in US dollars per share)	$ 14.1539	$ 12.9531	$ 13.4552
Outstanding, ending balance (in US dollars per share)	$ 14.1461	$ 13.2558	$ 13.4510
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	3.89	4.26	0
Outstanding, ending balance (in years)	3.61	3.89	4.26